Inventory, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventory, net consists of the following (in thousands):

	September 30, 2023	December 31, 2022
Raw materials and work in process	$13,529	$13,380
Finished goods	18,218	40,680

Total inventory, net	$31,747	$54,060

Inventory, net consists of the following (in thousands):

	December 31,
	2022	2021
Raw materials and work in process	$13,380	$24,436
Finished goods	40,680	108,294

Total inventory	$54,060	$132,730